Employee Benefits - Summary of Employee Costs (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [abstract]
Salaries and bonus		₨ 516,063	₨ 429,837	₨ 318,043
Employee benefits plans		17,623	16,074	11,431
Share based compensation	[1]	3,958	4,164	2,897
Total employee cost		₨ 537,644	₨ 450,075	₨ 332,371

[1]	Includes ₹ 587, ₹ 54 and ₹ (11) for the years ended March 31, 2021, 2022 and 2023, respectively, towards cash settled ADS RSUs.